Document and Entity Information	12 Months Ended
Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	Unique Underwriters, Inc.
Entity Central Index Key	0001514113
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	true
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	77,460,612
Amendment Description	Respond to SEC comments on S-1 Registration Statement
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012

Balance Sheets (USD $)	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
CURRENT ASSETS:
Cash		$ 19,156	$ 41,269
TOTAL CURRENT ASSETS		19,156	41,269
TOTAL ASSETS		19,156	41,269
CURRENT LIABILITIES
Accounts payable	31,574	63,995	37,587
Accrued payroll taxes	21,549	16,700
Check in excess of bank balance	742
Customer deposit	1,500	1,500	28,997
Deferred revenue		1,000	19,152
Unsecured demand loan payable	250,000	250,000
TOTAL CURRENT LIABILITIES	30,365	332,195	66,584
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock ($0.001 par value, 1,000,000,000 shares authorized; 77,460,612 and 75,387,282 shares issued and outstanding at June 30, 2012 and 2011, respectively)	77,461	77,461	75,387
Class A preferred stock ($0.001 par value with 10:1 conversion and voting rights, 100,000,000 shares authorized; - and - shares issued and outstanding at June 30, 2012 and 2011, respectively) Class B preferred stock ($0.001 par value with 1:1 conversion and voting rights, 50,000,000 shares authorized; - and - shares issued and outstanding at June 30, 2012 and 2011, respectively)
Additional paid in capital	10,918,611	10,918,611	10,583,686
Retained deficit	(11,301,438)	(11,309,111)	(10,684,387)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(305,365)	(313,040)	(25,315)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)		$ 19,156	$ 41,269

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	1,000,000,000	1,000,000,000
Common Stock, shares issued	77,460,612	75,387,282
Common Stock, shares outstanding	77,460,612	75,387,282
Preferred Stock Class A
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	100,000,000	100,000,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Preferred Stock Class B
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	50,000,000	50,000,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0

Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
REVENUES:
Insurance sales commissions	$ 447,102	$ 384,187	$ 1,741,975	$ 1,225,497
Lead sales commissions	223,276	160,135	750,690	700,463
Total commission	670,377	544,322	2,492,664	1,925,960
Cost of sales	(304,700)	(316,346)	(1,183,810)	(1,046,887)
Gross profit	365,677	227,976	1,308,854	879,073
EXPENSES:
Consulting fees	31,727	37,185	144,698	102,457
Contract labor	61,486	73,165	324,622	836,187
Payroll and related taxes	160,129	89,379	551,449	200,692
Computer/internet expenses	4,755	4,447	23,606	46,425
Credit card processing fee	6,026	5,399	18,114	35,302
Stock issued for services rendered	0	0	345,000	9,961,251
Professional fees	12,210	9,620	48,523	23,250
Insurance expenses	19,343	18,713	62,458	37,070
Rent	20,174	14,574	67,357	80,737
Other general and administrative expenses	38,147	48,390	347,767	108,671
Total expenses	353,998	300,872	1,933,593	11,432,042
Income (loss) from operations	11,680	(72,896)	(624,739)	(10,552,969)
Interest income	124	13	15	198
Loss before income taxes	118,074	(72,883)	(624,724)	(10,552,771)
Provision for income taxes	(4,131)
NET (LOSS)	$ 7,673	$ (72,883)	$ (624,724)	$ (10,552,771)
Basic and fully diluted net (loss) per common share:	$ 0	$ 0	$ (0.01)	$ (0.56)
Weighted average common shares outstanding	77,460,612	75,192,642	75,681,505	18,795,185

Shareholders Equity (USD $)	Common Stock	Common Stock Subscription Receivable	Additional Paid-In Capital	(Restated) Retained (Deficit)	(Restated) Stockholders' Equity Deficit
Begining Balance, amount at Jun. 30, 2010		$ (28,500)	$ 100,000	$ (131,616)	$ (60,116)
Begining Balance, shares at Jun. 30, 2010	1,000
Stock issued for services rendered, shares	66,400,817
Stock issued for services rendered, amount	66,401		9,894,850		9,961,251
Stock issued for cash, shares	8,985,465
Stock issued for cash, amount	8,985	28,500	588,836		626,322
Net (Loss)				(10,552,771)	(10,552,771)
Ending balance, amount at Jun. 30, 2011	75,387		10,583,686	(10,684,387)	(25,315)
Ending balance, shares at Jun. 30, 2011	75,387,282
Stock issued for services rendered, shares	2,300,000
Stock issued for services rendered, amount	2,300		342,700		345,000
Stock redemption and cancellations, shares	(226,670)
Stock redemption and cancellations, amount	(227)		(7,774)		(8,001)
Net (Loss)				(624,724)	(624,724)
Ending balance, amount at Jun. 30, 2012	$ 77,461		$ 10,918,611	$ (11,309,111)	$ (313,040)
Ending balance, shares at Jun. 30, 2012	77,460,612

Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ 7,673	$ (72,883)	$ (624,724)	$ (10,552,771)
Adjustments to reconcile (net loss) to net cash (used in) operations:
Stock issued for services rendered	0	0	345,000	9,961,251
Increase (decrease) in operating liabilities
Accounts payable	(32,421)	63,691	26,408	(8,703)
Check in excess of bank balance	742	0
Customer deposit		(8,665)	(27,497)	(8,003)
Accrued payroll taxes	4,850		16,700
NET CASH (USED IN) OPERATING ACTIVITIES	(19,156)	(17,857)	(264,113)	(608,226)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common shares to accredited investors	0			626,322
Incurrence of unsecured demand loan payable	0	0	250,000
Stock redemption and cancellation		(8,001)	(8,001)
NET CASH PROVIDED BY FINANCING ACTIVITIES		(8,001)	242,000	626,322
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(19,156)	(25,858)	(22,113)	18,096
CASH AND CASH EQUIVALENTS,
BEGINNING OF THE YEAR	19,156	41,269	41,269	23,174
END OF THE YEAR		$ 15,410	$ 19,156	$ 41,269

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Accounting Policies [Abstract]
NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Unique Underwriters, Inc. (the “Company”) is a national, independent, mortgage protection insurance sales and marketing company located in the Dallas, Texas area. The Company was incorporated in the State of Texas on July 28, 2009.

Unique Underwriters, Inc. offers the following forms of insurance sales:

Mortgage life insurance is a form of life insurance that will cover the cost of the mortgage in the event of policy holder’s death, so that his/her family doesn’t have to worry about paying it off without the aid of primary income. Life insurance can be used for a variety of purposes, such as: providing for your spouse and children, paying off a mortgage and other debts, transferring wealth or business interests, accumulating cash on a tax advantaged basis, achieving estate tax liquidity, saving money for college expenses or retirement or other life events. Disability Insurance pays the insured a monthly benefit if he/she becomes disabled, as a result of an accident or disease, and cannot perform the duties of their own job.

Funeral expense insurance is an insurance policy used to pay for funeral services and a burial when the named insured dies. Such a policy helps ease the financial burden placed on a family when a loved one dies. It is no different than a traditional life insurance policy with a small monetary value. Funeral expense insurance allows the named insured to feel safe knowing that funeral-related expenses are covered regardless of the status of their estate at the time of death.

Annuities provide tax-deferred growth, liquidity, and income options, plus a death benefit that may bypass the costs and delays of probate. An annuity could be right if: a) prefer to delay taxes to a later date; b) are already contributing all you can to your IRA or qualified plan; c) are comfortable that you won’t need extra money immediately; d) prefer a minimum guaranteed interest rate. The Company an array of products that include fixed indexed annuities that are based on the performance of an Index, which provides you with all the upside potential and none of the downside risk of the market.

Basis of Presentation

The financial statements include the accounts of Unique Underwriters, Inc. under the accrual basis of accounting.

Management’s Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The financial statements above reflect all of the costs of doing business.

Reclassification

Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the current year presentation

Deferred Taxes

The Company accounts for income taxes under Section 740-10-30 of the FASB Accounting Standards Codification. Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the period that includes the enactment date.

Cash and Cash Equivalents - For purposes of the Statements of Cash Flows, the Company considers highly liquid investments with an original maturity of three months or less to be cash equivalents.

Revenue Recognition – The Company applies paragraph 605-10-S99-1 of the FASB Accounting Standards Codification for revenue recognition. The Company recognizes revenue when services are realized or realizable and earned less estimated future doubtful accounts. The Company considers revenue realized or realizable and earned when all of the following criteria are met:

(i)	persuasive evidence of an arrangement exists,

(ii)	the services have been rendered and all required milestones achieved,

(iii)	the sales price is fixed or determinable, and

(iv)	collectability is reasonably assured.

The approval from the Company’s insurance carriers, which occurs upon receipt of our commission check and the policy, is reviewed online, and related completion of services to the client is an event that triggers revenue recognition.

No revenue is recognized prior to receipt of the commission check.

The lead sales revenue is recognized when one of our agents submits an order to rent leads and simultaneously their credit card is processed and the leads are distributed to them. The Company recognizes revenue when the agent submits an order to rent the leads for 30 days. After thirty days the leads become available for rental to another agent. Leads may be rented multiple times at decreasing rates due to the lead’s age and number of times it has been rented.

Membership revenue recognition occurs when an agent registers for one of the Company’s websites online and submits their payment information; the agent must give 30 days notice of request to cancel their membership. The Company recognizes revenue related to our various membership plans as income on a straight-line basis over the length of membership period.

The customer deposit is strictly related to Executive Membership Package. After submitting a $500 deposit, an Executive Member can request that the Company directly mail letters to new home owners and/or senior citizens to generate new direct mail response leads. The Company refunds these deposits back to Executive Members when they no longer request that the Company directly mail letters to new home owners and/or senior citizens to generate new direct mail response leads. However, the Executive Members may also apply these deposits towards the leads sale or membership fees in the future. After the Executive Member cancels his or her direct mail service, he or she has the choice to use these deposits for additional leads, request that the deposits be applied towards membership, or ask for refunds. If deposits are used for additional leads, revenue is recognized when services are realized or realizable and earned. If deposits are used for membership fees, revenue is recognized over the length of membership period. For the fiscal year ended June 30, 2010, the Company refunded $1,000 to Executive Members; for the fiscal year ended June 30, 2011, the Company refunded $28,354 to Executive Members; for the fiscal year ended June 30, 2012, the Company refunded $9,845to Executive Members. For the three months ended September 30, 2012, the Company did not issue any refunds to Executive Members.

Cost of Sales - The Company’s policy is to recognize cost of sales in the same manner in conjunction with revenue recognition, when the costs are incurred. Cost of sales includes the costs directly attributable to revenue recognition and include marketing and leads generation costs, leads purchased costs and agent expenses. Selling, general and administrative expenses are charged to expense as incurred.

Comprehensive Income (Loss) - The Company reports comprehensive income and its components following guidance set forth by section 220-10 of the FASB Accounting Standards Codification which establishes standards for the reporting and display of comprehensive income and its components in the financial statements. There were no items of comprehensive income (loss) applicable to the Company during the periods covered in the financial statements.

Loss Per Share - Net loss per common share is computed pursuant to section 260-10-45 of the FASB Accounting Standards Codification. Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted average number of shares of common stock and potentially outstanding shares of common stock during each period. There were no potentially dilutive shares outstanding as of September 30 and June 30, 2012.

Risk and Uncertainties - The Company is subject to risks common to companies in the service industry, including, but not limited to, litigation, development of new technological innovations and dependence on key personnel.

Stock-Based Compensation- The Company accounts for stock-based compensation using the fair value method following the guidance set forth in section 718-10 of the FASB Accounting Standards Codification for disclosure about Stock-Based Compensation. This section requires a public entity to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award- the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service.

Advertising Costs - Advertising costs are expensed as incurred. The Company does not incur any direct-response advertising costs.

Fair Value for Financial Assets and Financial Liabilities- The Company follows paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments and paragraph 820-10-35-37 of the FASB Accounting Standards Codification (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 establishes a framework for measuring fair value in accounting principles generally accepted in the United States of America (U.S. GAAP), and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, Paragraph 820-10-35-37 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of fair value hierarchy defined by Paragraph 820-10-35-37 are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3	Pricing inputs that are generally observable inputs and not corroborated by market data.

The carrying amounts of the Company’s financial assets and liabilities, such as cash, accounts payable, deferred revenue, customer deposits and notes payable approximate their fair values because of the short maturity of these instruments.

The Company does not have any assets or liabilities measured at fair value on a recurring or a non-recurring basis, consequently, the Company did not have any fair value adjustments for assets and liabilities measured at fair value at September 30 and June 30, 2012 nor gains or losses are reported in the statements of operations that are attributable to the change in unrealized gains or losses relating to those assets and liabilities still held at the reporting date for the for the three months ended September 30, 2012 and 2011.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”.  The amendment results in a consistent definition of fair value and ensures the fair value measurement and disclosure requirements are similar between GAAP and International Financial Reporting Standards (“IFRS”). This amendment changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This amendment will be effective for the Company on January 1, 2012. Based on current operations, the adoption is not expected to have a material effect on our financial position or results of operations.

In June 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-05, “Comprehensive Income (Topic 220), and Presentation of Comprehensive Income”.  ASU 2011-05 amends the presentation of other comprehensive income and the Statements of Operations. Under this amendment, entities will be required to present the total of comprehensive income, the components of net income,  and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Regardless of which reporting option is selected, the Company is required to present on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statements where the components of net income and the components of other comprehensive income are presented.   The current option to report other comprehensive income and its components in the statement of changes in equity has been eliminated. This amendment will be effective for the Company on January 1, 2012 and full retrospective application is required. We do not anticipate that this amendment will have a material impact on our financial statements.

Effecting certain sections covered under ASU 2011-05,  in December, 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220)”, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in ASU 2011-05”.  The pronouncement is effective for fiscal years and interim periods beginning January 1, 2012 with retrospective application for all comparative periods presented.  The Company’s adoption of the new standard is not expected to have a material effect on our financial position or results of operations.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-08, “Intangibles – Goodwill and Other (Topic 350), Testing Goodwill for Impairment”.  ASU 2011-08 amends the required annual impairment testing of goodwill by providing an entity an option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, after assessing the totality of events and circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test under Topic 350-24 and Topic 350-20-35-9 is unnecessary.  However, if an entity concludes otherwise, then it is required to perform the impairment testing under Topic 350-24 by calculating the fair value of the reporting unit and comparing the results with the carrying amount.  If the fair value exceeds the carrying amount, then the entity must perform the second step test of measuring the amount of the impairment test under Topic 350-20-35-9.

An entity has the option to bypass the qualitative assessment and proceed directly to the two step goodwill impairment test.  Additionally, the entity has the option to resume with the qualitative testing in any subsequent period.  The amendment will be effective for the Company on January 1, 2012. Based on current operations, the adoption is not expected to have a material effect on our financial position or results of operations.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities”.  The guidance in this update requires us to disclose information about offsetting and related arrangements to enable users of our financial statements to understand the effect of those arrangements on our financial position.  The pronouncement is effective for fiscal years and interim periods beginning on or after January 1, 2013 with retrospective application for all comparative periods presented.  Our adoption of the new standard is not expected to have a material effect on our financial position or results of operations.

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and do not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial condition or the results of its operations.

NOTE 1 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Unique Underwriters, Inc. (the “Company”) is a national, independent, mortgage protection insurance sales and marketing company located in the Dallas, Texas area. The Company was incorporated in the State of Texas on July 28, 2009.

Unique Underwriters, Inc. offers the following forms of insurance sales:

Mortgage life insurance is a form of life insurance that will cover the cost of the mortgage in the event of policy holder’s death, so that his/her family doesn’t have to worry about paying it off without the aid of primary income. Life insurance can be used for a variety of purposes, such as: providing for your spouse and children, paying off a mortgage and other debts, transferring wealth or business interests, accumulating cash on a tax advantaged basis, achieving estate tax liquidity, saving money for college expenses or retirement or other life events. Disability Insurance pays the insured a monthly benefit if he/she becomes disabled, as a result of an accident or disease, and cannot perform the duties of their own job.

Funeral expense insurance is an insurance policy used to pay for funeral services and a burial when the named insured dies. Such a policy helps ease the financial burden placed on a family when a loved one dies. It is no different than a traditional life insurance policy with a small monetary value. Funeral expense insurance allows the named insured to feel safe knowing that funeral-related expenses are covered regardless of the status of their estate at the time of death.

Annuities provide tax-deferred growth, liquidity, and income options, plus a death benefit that may bypass the costs and delays of probate. An annuity could be right if: a) prefer to delay taxes to a later date; b) are already contributing all you can to your IRA or qualified plan; c) are comfortable that you won’t need extra money immediately; d) prefer a minimum guaranteed interest rate. The Company an array of products that include fixed indexed annuities that are based on the performance of an Index, which provides you with all the upside potential and none of the downside risk of the market.

Basis of Presentation

The financial statements include the accounts of Unique Underwriters, Inc. under the accrual basis of accounting.

Management’s Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The financial statements above reflect all of the costs of doing business.

Deferred Taxes

The Company accounts for income taxes under Section 740-10-30 of the FASB Accounting Standards Codification. Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the period that includes the enactment date.

Cash and Cash Equivalents - For purposes of the Statements of Cash Flows, the Company considers highly liquid investments with an original maturity of three months or less to be cash equivalents.

Revenue Recognition – The Company applies paragraph 605-10-S99-1 of the FASB Accounting Standards Codification for revenue recognition. The Company recognizes revenue when services are realized or realizable and earned. The Company considers revenue realized or realizable and earned when all of the following criteria are met:

(i)	persuasive evidence of an arrangement exists,

(ii)	the services have been rendered and all required milestones achieved,

(iii)	the sales price is fixed or determinable, and

(iv)	collectability is reasonably assured.

The approval from the Company’s insurance carriers, which occurs upon receipt of our commission check and the policy, is reviewed online, and related completion of services to the client is an event that triggers revenue recognition.

No revenue is recognized prior to receipt of the commission check.

The lead sales revenue is recognized when one of our agents submits an order to rent leads and simultaneously their credit card is processed and the leads are distributed to them. The Company recognizes revenue when the agent submits an order to rent the leads for 30 days. After thirty days the leads become available for rental to another agent. Leads may be rented multiple times at decreasing rates due to the lead’s age and number of times it has been rented.

Membership revenue recognition occurs when an agent registers for one of the Company’s websites online and submits their payment information; the agent must give 30 days notice of request to cancel their membership. The Company recognizes revenue related to our various membership plans as income on a straight-line basis over the length of membership period.

The customer deposit is strictly related to Executive Membership Package. After submitting a $500 deposit, an Executive Member can request that the Company directly mail letters to new home owners and/or senior citizens to generate new direct mail response leads. The Company refunds these deposits back to Executive Members when they no longer request that the Company directly mail letters to new home owners and/or senior citizens to generate new direct mail response leads. However, the Executive Members may also apply these deposits towards the leads sale or membership fees in the future. After the Executive Member cancels his or her direct mail service, he or she has the choice to use these deposits for additional leads, request that the deposits be applied towards membership, or ask for refunds. If deposits are used for additional leads, revenue is recognized when services are realized or realizable and earned. If deposits are used for membership fees, revenue is recognized over the length of membership period. For the fiscal year ended June 30, 2010, the Company refunded $1,000 to Executive Members; for the fiscal year ended June 30, 2011, the Company refunded $28,354 to Executive Members; for the fiscal year ended June 30, 2012, the Company refunded $9,845to Executive Members.

Cost of Sales - The Company’s policy is to recognize cost of sales in the same manner in conjunction with revenue recognition, when the costs are incurred. Cost of sales includes the costs directly attributable to revenue recognition and include marketing and leads generation costs, leads purchased costs and agent expenses. Selling, general and administrative expenses are charged to expense as incurred.

Comprehensive Income (Loss) - The Company reports comprehensive income and its components following guidance set forth by section 220-10 of the FASB Accounting Standards Codification which establishes standards for the reporting and display of comprehensive income and its components in the financial statements. There were no items of comprehensive income (loss) applicable to the Company during the periods covered in the financial statements.

Loss Per Share - Net loss per common share is computed pursuant to section 260-10-45 of the FASB Accounting Standards Codification. Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted average number of shares of common stock and potentially outstanding shares of common stock during each period. There were no potentially dilutive shares outstanding as of June 30, 2012 and 2011.

Risk and Uncertainties - The Company is subject to risks common to companies in the service industry, including, but not limited to, litigation, development of new technological innovations and dependence on key personnel.

Stock-Based Compensation- The Company accounts for stock-based compensation using the fair value method following the guidance set forth in section 718-10 of the FASB Accounting Standards Codification for disclosure about Stock-Based Compensation. This section requires a public entity to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award- the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. For the year ended June 30, 2012, the Company recorded $345,000 in compensation expense based on the fair value of services rendered in exchange for common shares issued to the vendors. These approximated the fair value of the shares at the dates of issuances.

Advertising Costs - Advertising costs are expensed as incurred. The Company does not incur any direct-response advertising costs.

Fair Value for Financial Assets and Financial Liabilities- The Company follows paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments and paragraph 820-10-35-37 of the FASB Accounting Standards Codification (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 establishes a framework for measuring fair value in accounting principles generally accepted in the United States of America (U.S. GAAP), and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, Paragraph 820-10-35-37 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of fair value hierarchy defined by Paragraph 820-10-35-37 are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3	Pricing inputs that are generally observable inputs and not corroborated by market data.

The carrying amounts of the Company’s financial assets and liabilities, such as cash, accounts payable, deferred revenue, customer deposits and notes payable approximate their fair values because of the short maturity of these instruments.

The Company does not have any assets or liabilities measured at fair value on a recurring or a non-recurring basis, consequently, the Company did not have any fair value adjustments for assets and liabilities measured at fair value at June 30, 2012 and 2011 nor gains or losses are reported in the statements of operations that are attributable to the change in unrealized gains or losses relating to those assets and liabilities still held at the reporting date for the for the year ended June 30, 2012 and 2011.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”.  The amendment results in a consistent definition of fair value and ensures the fair value measurement and disclosure requirements are similar between GAAP and International Financial Reporting Standards (“IFRS”). This amendment changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This amendment will be effective for the Company on January 1, 2012. Based on current operations, the adoption is not expected to have a material effect on our financial position or results of operations.

In June 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-05, “Comprehensive Income (Topic 220), and Presentation of Comprehensive Income”.  ASU 2011-05 amends the presentation of other comprehensive income and the Statements of Operations. Under this amendment, entities will be required to present the total of comprehensive income, the components of net income,  and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Regardless of which reporting option is selected, the Company is required to present on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statements where the components of net income and the components of other comprehensive income are presented.   The current option to report other comprehensive income and its components in the statement of changes in equity has been eliminated. This amendment will be effective for the Company on January 1, 2012 and full retrospective application is required. We do not anticipate that this amendment will have a material impact on our financial statements.

Effecting certain sections covered under ASU 2011-05,  in December, 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220)”, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in ASU 2011-05”.  The pronouncement is effective for fiscal years and interim periods beginning January 1, 2012 with retrospective application for all comparative periods presented.  The Company’s adoption of the new standard is not expected to have a material effect on our financial position or results of operations.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-08, “Intangibles – Goodwill and Other (Topic 350), Testing Goodwill for Impairment”.  ASU 2011-08 amends the required annual impairment testing of goodwill by providing an entity an option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, after assessing the totality of events and circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test under Topic 350-24 and Topic 350-20-35-9 is unnecessary.  However, if an entity concludes otherwise, then it is required to perform the impairment testing under Topic 350-24 by calculating the fair value of the reporting unit and comparing the results with the carrying amount.  If the fair value exceeds the carrying amount, then the entity must perform the second step test of measuring the amount of the impairment test under Topic 350-20-35-9.

An entity has the option to bypass the qualitative assessment and proceed directly to the two step goodwill impairment test.  Additionally, the entity has the option to resume with the qualitative testing in any subsequent period.  The amendment will be effective for the Company on January 1, 2012. Based on current operations, the adoption is not expected to have a material effect on our financial position or results of operations.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities”.  The guidance in this update requires us to disclose information about offsetting and related arrangements to enable users of our financial statements to understand the effect of those arrangements on our financial position.  The pronouncement is effective for fiscal years and interim periods beginning on or after January 1, 2013 with retrospective application for all comparative periods presented.  Our adoption of the new standard is not expected to have a material effect on our financial position or results of operations.

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and do not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial condition or the results of its operations.

NOTE 2. INCOME TAXES	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Income Tax Disclosure [Abstract]
NOTE 2. INCOME TAXES

NOTE 2 INCOME TAXES

At September 30, 2012, the Company had federal and state net operating loss carry forwards of approximately $996,000 that expire in various years through the year 2032.

Due to operating losses, there is no provision for current federal or state income taxes for the three months ended September 30, 2012 and 2011.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for federal and state income tax purposes.

The Company’s deferred tax asset at September 30, 2012 consists of net operating loss carry forwards calculated using federal and state effective tax rates equating to approximately $348,000 less a valuation allowance in the amount of approximately $348,000. Because of the Company’s lack of earnings history, the deferred tax asset has been fully offset by a valuation allowance. The valuation allowance increased (decreased) by approximately ($3,000) and $25,000 for the three months ended September 30, 2012 and 2011, respectively.

The Company’s total deferred tax asset as of September 30, 2012 and 2011 are as follows:

	2012	2011

Total deferred tax asset	$348,000	$278,000
Valuation allowance	(348,000)	(278,000)
Net deferred tax asset	$—	$—

The reconciliation of income taxes computed at the federal and state statutory income tax rate to total income taxes for the three months ended September 30, 2012 and 2011 are as follows:

	2012	2011
Income tax computed at the federal statutory rate	35%	35%
Valuation allowance	(35%)	(35%)
Total deferred tax asset	0%	0%

NOTE 2 INCOME TAXES

At June 30, 2012, the Company had federal and state net operating loss carry forwards of approximately $1,003,000 that expire in various years through the year 2032. The $9,961,251 and $345,000 in Note 3 are disallowed for federal income tax deductions.

Due to operating losses, there is no provision for current federal or state income taxes for the years ended June 30, 2012 and 2011.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for federal and state income tax purposes.

The Company’s deferred tax asset at June 30, 2012 consists of net operating loss carry forwards calculated using federal and state effective tax rates equating to approximately $351,000 less a valuation allowance in the amount of approximately $351,000. Because of the Company’s lack of earnings history, the deferred tax asset has been fully offset by a valuation allowance. The valuation allowance increased by approximately $98,000 and $207,000 for the years ended June 30, 2012 and 2011, respectively.

The Company’s total deferred tax asset as of June 30, 2012 and 2011 are as follows:

	2012	2011

Total deferred tax asset	$351,000	$253,000
Valuation allowance	(351,000)	(253,000)
Net deferred tax asset	$—	$—

The reconciliation of income taxes computed at the federal and state statutory income tax rate to total income taxes for the years ended June 30, 2012 and 2011 are as follows:

	2012	2011

Income tax computed at the federal statutory rate	35%	35%
Valuation allowance	(35%)	(35%)
Total deferred tax asset	0%	0%

NOTE 3. CAPITAL STOCK	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Equity [Abstract]
NOTE 3. CAPITAL STOCK

NOTE 3 CAPITAL STOCK

The Company is currently authorized to issue 1,000,000,000 common shares at $.001 par value per share.

The Company is currently authorized to issue 100,000,000 Class A preferred shares at $.001 par value per share with 10:1 conversion and voting rights.

The Company is currently authorized to issue 50,000,000 Class B preferred shares at $.001 par value per share with 1:1 conversion and voting rights.

During the three months ended September 30, 2011, the Company repurchased and retired 226,670 shares of common stock from former shareholders for a total of $8,001.

No stock has been issued for the three months ended September 30, 2012.

The Company is currently authorized to issue 1,000,000,000 common shares at $.001 par value per share.

The Company is currently authorized to issue 100,000,000 Class A preferred shares at $.001 par value per share with 10:1 conversion and voting rights.

The Company is currently authorized to issue 50,000,000 Class B preferred shares at $.001 par value per share with 1:1 conversion and voting rights.

During the year ended June 30, 2011, the Company issued 8,985,465 common shares in exchange for $626,322 in cash collections pursuant to a private placement to accredited investors made under Regulation 504.

During the year ended June 30, 2011, the Company issued as compensation for services a total of 66,400,817 common shares, out of which 65,000,000 common shares were issued to its founders. The fair value of this issuance was $9,961,251, or approximately $.15 per share, determined by an arm’s length private placement with non-affiliate investors since there was no trading market for our common stock.

During the year ended June 30, 2012, the Company repurchased and retired 226,670 shares of common stock from former shareholders for a total of $8,001.

During the year ended June 30, 2012, the Company issued as compensation for services provided a total of 2,300,000 common shares with a market value of $345,000 to several parties. The market value of the shares approximated the fair market value of services received.

NOTE 4. LEASE AND EMPLOYMENT COMMITMENTS AND RELATED PARTY TRANSACTION	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
NOTE 4. LEASE AND EMPLOYMENT COMMITMENTS AND RELATED PARTY TRANSACTION

NOTE 4 LEASE AND EMPLOYMENT COMMITMENTS AND RELATED PARTY TRANSACTION

The Company has a three year lease at $5,330 per month with an unrelated party. The lease expires on April 30, 2014.

The Company assumed and renewed a shopping center lease from a party related through common ownership. The lease is for five years at $840 per month and expires on May 31, 2016.

Future minimum rental payments under the leases for the next five years are as follows:

2012	$74,040
2013	74,040
2014	63,380
2015	10,080
2016	9,240
$230,780

We have amended the Employment Agreement in order to clarify how the bonus payment is determined, among other things. This amendment is now included as part of Exhibit 10.5. With respect to the bonus payment, we have revised footnote 2 to the Summary Compensation Table to clarify that the bonus is in the amount of 5% of total annual revenue received by the Company and to state that this bonus payment is provided for through the Employment Agreement, as amended by the First Amendment thereto, filed as Exhibit 10.5. The amendment to the Employment Agreement includes, in relevant part, an amendment and restatement of Section 3.1 a. and b. of Article III of the Employment Agreement are hereby amended in their entireties to read as follows:

a.       an annual salary of $130,000.00, payable to Employee on a weekly basis; and

b.      an amount equal to 5% of Total Annual Revenue received by Employer, described below, determined on a cash basis during each calendar year, provided and on the condition that Employee’s employment by Employer is not terminated by Employer pursuant to Article IV hereof. “Total Annual Revenue” shall be defined herein the total revenue received by Employer during its fiscal year from all sources, including but not limited to, insurance commissions, leads and sales of membership packages. All payments due under this Section 3.1 shall be paid within thirty (30) days after determination of the Total Annual Revenue by Employer.

1.	We have revised the language describing Mr. Wolfe’s employment agreement to remove the references to “Employer” and “Employee” and instead refer to “the Company” and “Mr. Wolfe” to remove any confusion. In addition, we have revised the description of the termination provision of Mr. Wolfe’s Employment Agreement to reflect a change made by the First Amendment, which is now included as part of Exhibit 10.5, to remove the implication that Mr. Wolfe may only voluntarily terminate his employment with Mr. Simpson’s consent.
2.	Employer hereby employs Employee, and Employee hereby accepts employment with Employer, for a period commencing on August 8, 2011 (the “commencement date”), and continuing until terminated as provided in this Agreement. This agreement has no fixed term and will terminate pursuant to the terms listed below.

The agreement shall immediately terminate upon the occurrence of any one of the following events:

a.	Employee’s death;

b.	Employee’s permanent disability as determined by the Employer;

c.	Employee is convicted by a court of competent jurisdiction of fraud, misappropriation, embezzlement, dishonesty, or other similar act; or

The First Amendment includes, in relevant part, an amendment and restatement of Section 4.1 d. of Article IV of the Employment Agreement in its entirety, to read as follows:

“if Employee should voluntarily terminate his employment with Employer.”

NOTE 4 LEASE AND EMPLOYMENT COMMITMENTS AND RELATED PARTY TRANSACTION

The Company has a three year lease at $5,330 per month with an unrelated party. The lease expires on April 30, 2014.

The Company assumed and renewed a shopping center lease from a party related through common ownership. The lease is for five years at $840 per month and expires on May 31, 2016.

Future minimum rental payments under the leases for the next five years are as follows:

2012	$74,040
2013	74,040
2014	63,380
2015	10,080
2016	9,240
$230,780

We have amended the Employment Agreement in order to clarify how the bonus payment is determined, among other things. This amendment is now included as part of Exhibit 10.5. With respect to the bonus payment, we have revised footnote 2 to the Summary Compensation Table to clarify that the bonus is in the amount of 5% of total annual revenue received by the Company and to state that this bonus payment is provided for through the Employment Agreement, as amended by the First Amendment thereto, filed as Exhibit 10.5. The amendment to the Employment Agreement includes, in relevant part, an amendment and restatement of Section 3.1 a. and b. of Article III of the Employment Agreement are hereby amended in their entireties to read as follows:

a.       an annual salary of $130,000.00, payable to Employee on a weekly basis; and

b.      an amount equal to 5% of Total Annual Revenue received by Employer, described below, determined on a cash basis during each calendar year, provided and on the condition that Employee’s employment by Employer is not terminated by Employer pursuant to Article IV hereof. “Total Annual Revenue” shall be defined herein the total revenue received by Employer during its fiscal year from all sources, including but not limited to, insurance commissions, leads and sales of membership packages. All payments due under this Section 3.1 shall be paid within thirty (30) days after determination of the Total Annual Revenue by Employer.

1.	We have revised the language describing Mr. Wolfe’s employment agreement to remove the references to “Employer” and “Employee” and instead refer to “the Company” and “Mr. Wolfe” to remove any confusion. In addition, we have revised the description of the termination provision of Mr. Wolfe’s Employment Agreement to reflect a change made by the First Amendment, which is now included as part of Exhibit 10.5, to remove the implication that Mr. Wolfe may only voluntarily terminate his employment with Mr. Simpson’s consent.
2.	Employer hereby employs Employee, and Employee hereby accepts employment with Employer, for a period commencing on August 8, 2011 (the “commencement date”), and continuing until terminated as provided in this Agreement. This agreement has no fixed term and will terminate pursuant to the terms listed below.

The agreement shall immediately terminate upon the occurrence of any one of the following events:

a.	Employee’s death;

b.	Employee’s permanent disability as determined by the Employer;

c.	Employee is convicted by a court of competent jurisdiction of fraud, misappropriation, embezzlement, dishonesty, or other similar act; or

The First Amendment includes, in relevant part, an amendment and restatement of Section 4.1 d. of Article IV of the Employment Agreement in its entirety, to read as follows:

“if Employee should voluntarily terminate his employment with Employer.”

During the year ended June 30, 2012, the Company paid $70,532 in corporate housing for one of its majority shareholders. This corporate housing payment was a one-time benefit.

NOTE 5. LOSS PER SHARE	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Earnings Per Share [Abstract]
NOTE 5. LOSS PER SHARE

NOTE 5 LOSS PER SHARE

Loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the periods. Basic and diluted loss per share was the same for the three months ended September 30, 2012 and 2011.

Loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the periods. Basic and diluted loss per share was the same for the year ended June 30, 2012 and 2011.

NOTE 6. SUPPLEMENTAL CASH FLOW INFORMATION	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Supplemental Cash Flow Elements [Abstract]
NOTE 6. SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 6 SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental disclosures of cash flow information for the three months ended September 30, 2012 and 2011 are summarized as follows:

Cash paid during the period for interest and income taxes:

	2012	2011

Income Taxes	$-0-	$-0-
Interest	$-0-	$-0-

Supplemental disclosures of cash flow information for the years ended June 30, 2012 and 2011 are summarized as follows:

Cash paid during the period for interest and income taxes:

	2012	2011

Income Taxes	$-0-	$-0-
Interest	$-0-	$-0-

NOTE 7. GOING CONCERN AND UNCERTAINTY	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Liquidity Disclosure [Abstract] (Deprecated 2009-01-31)
NOTE 7. GOING CONCERN AND UNCERTAINTY

NOTE 7 GOING CONCERN AND UNCERTAINTY

The Company has suffered recurring losses from operations since inception and has a negative working capital. In addition, the Company has yet to generate an internal cash flow from its business operations. These factors raise substantial doubt as to the ability of the Company to continue as a going concern.

Management’s plans with regard to these matters encompass the following actions: 1) obtain funding from new investors to alleviate the Company’s working deficiency, and 2) implement a plan to generate sales. The Company’s continued existence is dependent upon its ability to resolve it liquidity problems and increase profitability in its current business operations. However, the outcome of management’s plans cannot be ascertained with any degree of certainty. The accompanying financial statements do not include any adjustments that might result from the outcome of these risks and uncertainties.

The Company has suffered recurring losses from operations since inception and has a negative working capital. In addition, the Company has yet to generate an internal cash flow from its business operations. These factors raise substantial doubt as to the ability of the Company to continue as a going concern.

Management’s plans with regard to these matters encompass the following actions: 1) obtain funding from new investors to alleviate the Company’s working deficiency, and 2) implement a plan to generate sales. The Company’s continued existence is dependent upon its ability to resolve it liquidity problems and increase profitability in its current business operations. However, the outcome of management’s plans cannot be ascertained with any degree of certainty. The accompanying financial statements do not include any adjustments that might result from the outcome of these risks and uncertainties.

NOTE 8. UNSECURED DEMAND LOAN PAYABLE	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Debt Disclosure [Abstract]
NOTE 8. UNSECURED DEMAND LOAN PAYABLE

NOTE 8           UNSECURED DEMAND LOAN PAYABLE

As of September 30, 212, the Company had unsecured demand loan payable in amount of $250,000, which was borrowed from an unrelated party during the year ended June 30, 2012. There is no written agreement between the Company and the party. The loan is unsecured, interest free and repayable currently. The effects of imputed interest are immaterial to the financial statements taken as a whole.

During the year ended June 30, 2012, the Company borrowed $250,000 from an unrelated party. There is no written agreement between the Company and the party. The loan is unsecured, interest free and repayable currently. The effects of imputed interest are immaterial to the financial statements taken as a whole.

NOTE 9. SEGMENT REPORTING	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Segment Reporting [Abstract]
NOTE 9. SEGMENT REPORTING

NOTE 9 SEGMENT REPORTING

The Company follows paragraph 280 of the FASB Accounting Standards Codification for disclosures about segment reporting. This Statement requires companies to report information about operating segments in interim and annual financial statements. It also requires segment disclosures about products and services, geographic areas, and major customers. The Company determined that it did not have any separately reportable operating segments as of September 30 and June 30, 2012.

The Company follows paragraph 280 of the FASB Accounting Standards Codification for disclosures about segment reporting. This Statement requires companies to report information about operating segments in interim and annual financial statements. It also requires segment disclosures about products and services, geographic areas, and major customers. The Company determined that it did not have any separately reportable operating segments as of June 30, 2012 and 2011.

NOTE 10. RESTATEMENT OF FINANCIAL STATEMENTS	12 Months Ended
Jun. 30, 2012
Note 10. Restatement Of Financial Statements
NOTE 10. RESTATEMENT OF FINANCIAL STATEMENTS

On March 19, 2012, the Company’s management concluded that the Company’s audited financial statements for the year ended June 30, 2011 should no longer be relied upon. Specifically, the issuance of 65,000,000 shares to its founders on March 1, 2011 was re-valued at $.15 per share from $.001 per share, and the issuance of 400,000 shares and 300,000 shares to its services providers on February 8, 2011 and November 19, 2010, respectively, was re-valued at $.15 per share from $.02 per share. As a result, the Company’s net loss changed from $(784,774) to $(10,560,774) for the year ended June 30, 2011. The Company did not find any understatement in expenses for the comparative year ended June 30, 2010.

On August 22, 2012, the Company’s management found some of the Area Lead Request Deposits which should have been recorded as deferred revenue or customer deposits has been mistakenly recorded as revenue. Specifically, for the year ended June 30, 2010, the Company received an aggregate of $38,000 the Area Lead Request Deposits, of which $1,000 was refunded to the clients in the same fiscal year, $15,149 turned into revenue in the next fiscal year, $16,506 was refunded to the clients in the fiscal year ended June 30, 2011, $4,845 was refunded to the clients in the fiscal year ended June 30, 2012 and $500 was refunded to a client in the fiscal year ended June 30, 2013. In the financial statements ending June 30, 2010, customer deposits in the amount of $21,851 and deferred revenue in the amount of $15,149 was recorded in the balance sheet and $37,000 was deducted from revenue in the statement of operation. For the year ended June 30, 2011, the Company received an aggregate of $35,500 the Area Lead Request Deposits, of which $11,848 was refunded to the clients in the same fiscal year, $19,152 turned into revenue in the next fiscal year and $4,500 was refunded to the clients in the fiscal year ended June 30, 2012. In the financial statement ending June 30, 2011, customer deposits was reduced by $12,006 to $9,845, deferred revenue was increased by $4,003 to $19,152 and revenue was increased by $8,003 to $1,925,960.

The following table sets forth all the accounts in the original amounts and restated amounts, respectively.

As of June 30, 2010	Original	Restated

Deferred revenue	$—	$15,149
Customer deposits	$—	$21,851

For the year ended June 30, 2010	Original	Restated

Total revenue	$103,668	$66,668

Statement of Retained Deficit	2010 (as restated)

Balance, June 30	$(94,616)
Adjustment	$(37,000)
Adjusted balance, June 30	$(131,616)

As of June 30, 2011	Original	Restated

Customer deposits	$—	$9,845
Deferred revenue	$—	$19,152
Additional paid in capital	$807,686	$10,583,686
Retained deficit	$(879,390)	$(10,684,387)

For the year ended of June 30, 2011	Original	Restated

Revenue	$1,917,957	$1,925,960
Consulting fee	$163,958	$102,457
Stock issued for services rendered	$143,750	$9,961,251
NET LOSS	$(784,774)	$(10,552,771)

Statement of Retained Deficit	2010 (as restated)

Balance, June 30	$(879,390)
Adjustment	$(9,804,997)
Adjusted balance, June 30	$(10,684,387)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation The financial statements include the accounts of Unique Underwriters, Inc. under the accrual basis of accounting.	Basis of Presentation The financial statements include the accounts of Unique Underwriters, Inc. under the accrual basis of accounting.
Management’s Use of Estimates

Management’s Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The financial statements above reflect all of the costs of doing business.

Management’s Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The financial statements above reflect all of the costs of doing business.

Reclasification	Reclassification Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the current year presentation
Deferred Taxes

Deferred Taxes

The Company accounts for income taxes under Section 740-10-30 of the FASB Accounting Standards Codification. Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the period that includes the enactment date.

Deferred Taxes

The Company accounts for income taxes under Section 740-10-30 of the FASB Accounting Standards Codification. Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the period that includes the enactment date.

Cash and Cash Equivalents	Cash and Cash Equivalents - For purposes of the Statements of Cash Flows, the Company considers highly liquid investments with an original maturity of three months or less to be cash equivalents.	Cash and Cash Equivalents - For purposes of the Statements of Cash Flows, the Company considers highly liquid investments with an original maturity of three months or less to be cash equivalents.
Revenue Recognition

Revenue Recognition – The Company applies paragraph 605-10-S99-1 of the FASB Accounting Standards Codification for revenue recognition. The Company recognizes revenue when services are realized or realizable and earned less estimated future doubtful accounts. The Company considers revenue realized or realizable and earned when all of the following criteria are met:

(i)	persuasive evidence of an arrangement exists,

(ii)	the services have been rendered and all required milestones achieved,

(iii)	the sales price is fixed or determinable, and

(iv)	collectability is reasonably assured.

The approval from the Company’s insurance carriers, which occurs upon receipt of our commission check and the policy, is reviewed online, and related completion of services to the client is an event that triggers revenue recognition.

No revenue is recognized prior to receipt of the commission check.

The lead sales revenue is recognized when one of our agents submits an order to rent leads and simultaneously their credit card is processed and the leads are distributed to them. The Company recognizes revenue when the agent submits an order to rent the leads for 30 days. After thirty days the leads become available for rental to another agent. Leads may be rented multiple times at decreasing rates due to the lead’s age and number of times it has been rented.

Membership revenue recognition occurs when an agent registers for one of the Company’s websites online and submits their payment information; the agent must give 30 days notice of request to cancel their membership. The Company recognizes revenue related to our various membership plans as income on a straight-line basis over the length of membership period.

The customer deposit is strictly related to Executive Membership Package. After submitting a $500 deposit, an Executive Member can request that the Company directly mail letters to new home owners and/or senior citizens to generate new direct mail response leads. The Company refunds these deposits back to Executive Members when they no longer request that the Company directly mail letters to new home owners and/or senior citizens to generate new direct mail response leads. However, the Executive Members may also apply these deposits towards the leads sale or membership fees in the future. After the Executive Member cancels his or her direct mail service, he or she has the choice to use these deposits for additional leads, request that the deposits be applied towards membership, or ask for refunds. If deposits are used for additional leads, revenue is recognized when services are realized or realizable and earned. If deposits are used for membership fees, revenue is recognized over the length of membership period. For the fiscal year ended June 30, 2010, the Company refunded $1,000 to Executive Members; for the fiscal year ended June 30, 2011, the Company refunded $28,354 to Executive Members; for the fiscal year ended June 30, 2012, the Company refunded $9,845to Executive Members. For the three months ended September 30, 2012, the Company did not issue any refunds to Executive Members.

Revenue Recognition – The Company applies paragraph 605-10-S99-1 of the FASB Accounting Standards Codification for revenue recognition. The Company recognizes revenue when services are realized or realizable and earned. The Company considers revenue realized or realizable and earned when all of the following criteria are met:

(i)	persuasive evidence of an arrangement exists,

(ii)	the services have been rendered and all required milestones achieved,

(iii)	the sales price is fixed or determinable, and

(iv)	collectability is reasonably assured.

The approval from the Company’s insurance carriers, which occurs upon receipt of our commission check and the policy, is reviewed online, and related completion of services to the client is an event that triggers revenue recognition.

No revenue is recognized prior to receipt of the commission check.

The lead sales revenue is recognized when one of our agents submits an order to rent leads and simultaneously their credit card is processed and the leads are distributed to them. The Company recognizes revenue when the agent submits an order to rent the leads for 30 days. After thirty days the leads become available for rental to another agent. Leads may be rented multiple times at decreasing rates due to the lead’s age and number of times it has been rented.

Membership revenue recognition occurs when an agent registers for one of the Company’s websites online and submits their payment information; the agent must give 30 days notice of request to cancel their membership. The Company recognizes revenue related to our various membership plans as income on a straight-line basis over the length of membership period.

The customer deposit is strictly related to Executive Membership Package. After submitting a $500 deposit, an Executive Member can request that the Company directly mail letters to new home owners and/or senior citizens to generate new direct mail response leads. The Company refunds these deposits back to Executive Members when they no longer request that the Company directly mail letters to new home owners and/or senior citizens to generate new direct mail response leads. However, the Executive Members may also apply these deposits towards the leads sale or membership fees in the future. After the Executive Member cancels his or her direct mail service, he or she has the choice to use these deposits for additional leads, request that the deposits be applied towards membership, or ask for refunds. If deposits are used for additional leads, revenue is recognized when services are realized or realizable and earned. If deposits are used for membership fees, revenue is recognized over the length of membership period. For the fiscal year ended June 30, 2010, the Company refunded $1,000 to Executive Members; for the fiscal year ended June 30, 2011, the Company refunded $28,354 to Executive Members; for the fiscal year ended June 30, 2012, the Company refunded $9,845to Executive Members.

Cost of Sales

Cost of Sales - The Company’s policy is to recognize cost of sales in the same manner in conjunction with revenue recognition, when the costs are incurred. Cost of sales includes the costs directly attributable to revenue recognition and include marketing and leads generation costs, leads purchased costs and agent expenses. Selling, general and administrative expenses are charged to expense as incurred.

Cost of Sales - The Company’s policy is to recognize cost of sales in the same manner in conjunction with revenue recognition, when the costs are incurred. Cost of sales includes the costs directly attributable to revenue recognition and include marketing and leads generation costs, leads purchased costs and agent expenses. Selling, general and administrative expenses are charged to expense as incurred.

Comprehensive Income (Loss)

Comprehensive Income (Loss) - The Company reports comprehensive income and its components following guidance set forth by section 220-10 of the FASB Accounting Standards Codification which establishes standards for the reporting and display of comprehensive income and its components in the financial statements. There were no items of comprehensive income (loss) applicable to the Company during the periods covered in the financial statements.

Comprehensive Income (Loss) - The Company reports comprehensive income and its components following guidance set forth by section 220-10 of the FASB Accounting Standards Codification which establishes standards for the reporting and display of comprehensive income and its components in the financial statements. There were no items of comprehensive income (loss) applicable to the Company during the periods covered in the financial statements.

Loss Per Share

Loss Per Share - Net loss per common share is computed pursuant to section 260-10-45 of the FASB Accounting Standards Codification. Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted average number of shares of common stock and potentially outstanding shares of common stock during each period. There were no potentially dilutive shares outstanding as of September 30 and June 30, 2012.

Loss Per Share - Net loss per common share is computed pursuant to section 260-10-45 of the FASB Accounting Standards Codification. Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted average number of shares of common stock and potentially outstanding shares of common stock during each period. There were no potentially dilutive shares outstanding as of June 30, 2012 and 2011.

Risk and Uncertainties

Risk and Uncertainties - The Company is subject to risks common to companies in the service industry, including, but not limited to, litigation, development of new technological innovations and dependence on key personnel.

Risk and Uncertainties - The Company is subject to risks common to companies in the service industry, including, but not limited to, litigation, development of new technological innovations and dependence on key personnel.

Stock-Based Compensation

Stock-Based Compensation- The Company accounts for stock-based compensation using the fair value method following the guidance set forth in section 718-10 of the FASB Accounting Standards Codification for disclosure about Stock-Based Compensation. This section requires a public entity to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award- the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service.

Stock-Based Compensation- The Company accounts for stock-based compensation using the fair value method following the guidance set forth in section 718-10 of the FASB Accounting Standards Codification for disclosure about Stock-Based Compensation. This section requires a public entity to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award- the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. For the year ended June 30, 2012, the Company recorded $345,000 in compensation expense based on the fair value of services rendered in exchange for common shares issued to the vendors. These approximated the fair value of the shares at the dates of issuances.

Adverstising Costs	Advertising Costs - Advertising costs are expensed as incurred. The Company does not incur any direct-response advertising costs.	Advertising Costs - Advertising costs are expensed as incurred. The Company does not incur any direct-response advertising costs.
Fair Value for Financial Assets and Financial Liabilities

Fair Value for Financial Assets and Financial Liabilities- The Company follows paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments and paragraph 820-10-35-37 of the FASB Accounting Standards Codification (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 establishes a framework for measuring fair value in accounting principles generally accepted in the United States of America (U.S. GAAP), and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, Paragraph 820-10-35-37 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of fair value hierarchy defined by Paragraph 820-10-35-37 are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3	Pricing inputs that are generally observable inputs and not corroborated by market data.

The carrying amounts of the Company’s financial assets and liabilities, such as cash, accounts payable, deferred revenue, customer deposits and notes payable approximate their fair values because of the short maturity of these instruments.

The Company does not have any assets or liabilities measured at fair value on a recurring or a non-recurring basis, consequently, the Company did not have any fair value adjustments for assets and liabilities measured at fair value at September 30 and June 30, 2012 nor gains or losses are reported in the statements of operations that are attributable to the change in unrealized gains or losses relating to those assets and liabilities still held at the reporting date for the for the three months ended September 30, 2012 and 2011.

Fair Value for Financial Assets and Financial Liabilities- The Company follows paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments and paragraph 820-10-35-37 of the FASB Accounting Standards Codification (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 establishes a framework for measuring fair value in accounting principles generally accepted in the United States of America (U.S. GAAP), and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, Paragraph 820-10-35-37 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of fair value hierarchy defined by Paragraph 820-10-35-37 are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3	Pricing inputs that are generally observable inputs and not corroborated by market data.

The carrying amounts of the Company’s financial assets and liabilities, such as cash, accounts payable, deferred revenue, customer deposits and notes payable approximate their fair values because of the short maturity of these instruments.

The Company does not have any assets or liabilities measured at fair value on a recurring or a non-recurring basis, consequently, the Company did not have any fair value adjustments for assets and liabilities measured at fair value at June 30, 2012 and 2011 nor gains or losses are reported in the statements of operations that are attributable to the change in unrealized gains or losses relating to those assets and liabilities still held at the reporting date for the for the year ended June 30, 2012 and 2011.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”.  The amendment results in a consistent definition of fair value and ensures the fair value measurement and disclosure requirements are similar between GAAP and International Financial Reporting Standards (“IFRS”). This amendment changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This amendment will be effective for the Company on January 1, 2012. Based on current operations, the adoption is not expected to have a material effect on our financial position or results of operations.

In June 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-05, “Comprehensive Income (Topic 220), and Presentation of Comprehensive Income”.  ASU 2011-05 amends the presentation of other comprehensive income and the Statements of Operations. Under this amendment, entities will be required to present the total of comprehensive income, the components of net income,  and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Regardless of which reporting option is selected, the Company is required to present on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statements where the components of net income and the components of other comprehensive income are presented.   The current option to report other comprehensive income and its components in the statement of changes in equity has been eliminated. This amendment will be effective for the Company on January 1, 2012 and full retrospective application is required. We do not anticipate that this amendment will have a material impact on our financial statements.

Effecting certain sections covered under ASU 2011-05,  in December, 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220)”, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in ASU 2011-05”.  The pronouncement is effective for fiscal years and interim periods beginning January 1, 2012 with retrospective application for all comparative periods presented.  The Company’s adoption of the new standard is not expected to have a material effect on our financial position or results of operations.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-08, “Intangibles – Goodwill and Other (Topic 350), Testing Goodwill for Impairment”.  ASU 2011-08 amends the required annual impairment testing of goodwill by providing an entity an option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, after assessing the totality of events and circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test under Topic 350-24 and Topic 350-20-35-9 is unnecessary.  However, if an entity concludes otherwise, then it is required to perform the impairment testing under Topic 350-24 by calculating the fair value of the reporting unit and comparing the results with the carrying amount.  If the fair value exceeds the carrying amount, then the entity must perform the second step test of measuring the amount of the impairment test under Topic 350-20-35-9.

An entity has the option to bypass the qualitative assessment and proceed directly to the two step goodwill impairment test.  Additionally, the entity has the option to resume with the qualitative testing in any subsequent period.  The amendment will be effective for the Company on January 1, 2012. Based on current operations, the adoption is not expected to have a material effect on our financial position or results of operations.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities”.  The guidance in this update requires us to disclose information about offsetting and related arrangements to enable users of our financial statements to understand the effect of those arrangements on our financial position.  The pronouncement is effective for fiscal years and interim periods beginning on or after January 1, 2013 with retrospective application for all comparative periods presented.  Our adoption of the new standard is not expected to have a material effect on our financial position or results of operations.

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and do not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial condition or the results of its operations.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”.  The amendment results in a consistent definition of fair value and ensures the fair value measurement and disclosure requirements are similar between GAAP and International Financial Reporting Standards (“IFRS”). This amendment changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This amendment will be effective for the Company on January 1, 2012. Based on current operations, the adoption is not expected to have a material effect on our financial position or results of operations.

In June 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-05, “Comprehensive Income (Topic 220), and Presentation of Comprehensive Income”.  ASU 2011-05 amends the presentation of other comprehensive income and the Statements of Operations. Under this amendment, entities will be required to present the total of comprehensive income, the components of net income,  and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Regardless of which reporting option is selected, the Company is required to present on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statements where the components of net income and the components of other comprehensive income are presented.   The current option to report other comprehensive income and its components in the statement of changes in equity has been eliminated. This amendment will be effective for the Company on January 1, 2012 and full retrospective application is required. We do not anticipate that this amendment will have a material impact on our financial statements.

Effecting certain sections covered under ASU 2011-05,  in December, 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220)”, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in ASU 2011-05”.  The pronouncement is effective for fiscal years and interim periods beginning January 1, 2012 with retrospective application for all comparative periods presented.  The Company’s adoption of the new standard is not expected to have a material effect on our financial position or results of operations.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-08, “Intangibles – Goodwill and Other (Topic 350), Testing Goodwill for Impairment”.  ASU 2011-08 amends the required annual impairment testing of goodwill by providing an entity an option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, after assessing the totality of events and circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test under Topic 350-24 and Topic 350-20-35-9 is unnecessary.  However, if an entity concludes otherwise, then it is required to perform the impairment testing under Topic 350-24 by calculating the fair value of the reporting unit and comparing the results with the carrying amount.  If the fair value exceeds the carrying amount, then the entity must perform the second step test of measuring the amount of the impairment test under Topic 350-20-35-9.

An entity has the option to bypass the qualitative assessment and proceed directly to the two step goodwill impairment test.  Additionally, the entity has the option to resume with the qualitative testing in any subsequent period.  The amendment will be effective for the Company on January 1, 2012. Based on current operations, the adoption is not expected to have a material effect on our financial position or results of operations.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities”.  The guidance in this update requires us to disclose information about offsetting and related arrangements to enable users of our financial statements to understand the effect of those arrangements on our financial position.  The pronouncement is effective for fiscal years and interim periods beginning on or after January 1, 2013 with retrospective application for all comparative periods presented.  Our adoption of the new standard is not expected to have a material effect on our financial position or results of operations.

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and do not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial condition or the results of its operations.

NOTE 2. INCOME TAX (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Company's deferred tax assets
	2012	2011

Total deferred tax asset	$348,000	$278,000
Valuation allowance	(348,000)	(278,000)
Net deferred tax asset	$—	$—

	2012	2011

Total deferred tax asset	$351,000	$253,000
Valuation allowance	(351,000)	(253,000)
Net deferred tax asset	$—	$—

The reconciliation of income taxes computed at the federal and state staturory income tax rate to total income taxes
	2012	2011
Income tax computed at the federal statutory rate	35%	35%
Valuation allowance	(35%)	(35%)
Total deferred tax asset	0%	0%

	2012	2011

Income tax computed at the federal statutory rate	35%	35%
Valuation allowance	(35%)	(35%)
Total deferred tax asset	0%	0%

NOTE 4. LEASE AND EMPLOYMENT COMMITMENTS AND RELATED PARTY TRANSACTION (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Future minimum rental payments under the leases for the next five years:
2012	$74,040
2013	74,040
2014	63,380
2015	10,080
2016	9,240
$230,780

2012	$74,040
2013	74,040
2014	63,380
2015	10,080
2016	9,240
$230,780

NOTE 6. SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Supplemental Cash Flow Elements [Abstract]
Cash paid during the period for interest and income taxes:
	2012	2011

Income Taxes	$-0-	$-0-
Interest	$-0-	$-0-

	2012	2011

Income Taxes	$-0-	$-0-
Interest	$-0-	$-0-

NOTE 10. RESTATEMENT OF FINANCIAL STATEMENTS (Details Narrative) (Tables)	12 Months Ended
Jun. 30, 2012
Note 10. Restatement Of Financial Statements Details Narrative Tables
Restated Balance Sheet items as of June 30, 2010
As of June 30, 2010	Original	Restated

Deferred revenue	$—	$15,149
Customer deposits	$—	$21,851

Restated Income Statement items for the year ended June 30, 2010
For the year ended June 30, 2010	Original	Restated

Total revenue	$103,668	$66,668

Restated Accumulated Deficit as of June 30, 2010
Statement of Retained Deficit	2010 (as restated)

Balance, June 30	$(94,616)
Adjustment	$(37,000)
Adjusted balance, June 30	$(131,616)

Restated Balance sheet items as of June 30, 2011
As of June 30, 2011	Original	Restated

Customer deposits	$—	$9,845
Deferred revenue	$—	$19,152
Additional paid in capital	$807,686	$10,583,686
Retained deficit	$(879,390)	$(10,684,387)

Restated Income Statement items for the year end June 30, 2011
For the year ended of June 30, 2011	Original	Restated

Revenue	$1,917,957	$1,925,960
Consulting fee	$163,958	$102,457
Stock issued for services rendered	$143,750	$9,961,251
NET LOSS	$(784,774)	$(10,552,771)

Restated Accumulated Deficit as of June 30, 2011
Statement of Retained Deficit	2010 (as restated)

Balance, June 30	$(879,390)
Adjustment	$(9,804,997)
Adjusted balance, June 30	$(10,684,387)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Share Based Compensation	$ 345,000

NOTE 2. INCOME TAX (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Net operating loss carry fowards	$ 996,000	$ 1,003,000
Stock issued for services rendered	$ 0	$ 345,000

NOTE 3. CAPITAL STOCK (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Mar. 01, 2011
Equity [Abstract]
Authorized common shares	1,000,000,000		1,000,000,000	1,000,000,000
Par value	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Authorized Class A preferred shares	100,000,000		100,000,000
Par Value Class A	$ 0.001		$ 0.001
Authorized Class B preferred shares	50,000,000		50,000,000
Par Value Class B	$ 0.001		$ 0.001
Common shares issued for cash				8,985,465
Cash received from stock issuance	$ 0			$ 626,322
Shares issued as compensation for services received			2,300,000	66,400,817
Common shares issued to founders				65,000,000
Common stock fair value			345,000	9,961,251
Common stock value per share				$ 0.15
Common stock shares repurchased and retired		226,670	226,670
Total amount of shares repurchased and retired		$ 8,001	$ 8,001

NOTE 4. LEASE AND EMPLOYMENT COMMITMENTS AND RELATED PARTY TRANSACTION (Details Narrative) (USD $)	12 Months Ended	36 Months Ended	60 Months Ended
	Jun. 30, 2012	Apr. 30, 2014	May 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Monthly rate by April 30, 2014		$ 5,330
Monthly rate by May 31, 2016			840
Annual salary	130,000
Percentage of commision	0.5
Corporate housing expense	$ 70,532

NOTE 8. UNSECURED DEMAND LOAN PAYABLE (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Debt Disclosure [Abstract]
Loan principal	$ 250,000	$ 250,000

NOTE 10. RESTATEMENT OF FINANCIAL STATEMENTS (Details Narrative) (USD $) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Mar. 01, 2011	Feb. 08, 2011	Nov. 19, 2010
Notes to Financial Statements
Shares issued to founders							$ 65,000,000
Price per share							$ 0.15
Par value per share	$ 0.001			$ 0.001	$ 0.001		$ 0.001
Shares issued to services providers								400,000	300,000
Net loss before adjustment					(784,774)
Net loss after adjustment					(10,560,774)
Area Lead Request Deposits Received					35,500	38,000
Refunded to clients			500	4,845	16,506	1,000
Increase in revenue				19,152	15,149
Customer deposits	1,500			1,500	28,997	21,851
Deferred revenue				1,000	19,152	15,149
Increase decrease revenue					4,003	37,000
Refunded to clients				4,500	11,848
Decrease in customer deposit					12,006
Change in revenue					8,003
Total commission	$ 670,377	$ 544,322		$ 2,492,664	$ 1,925,960

NOTE 2. INCOME TAX (Details) (USD $)	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011
Income Tax Disclosure [Abstract]
Total deferred tax asset	$ 278,000	$ 351,000	$ 348,000	$ 253,000
Valuation allowance	(278,000)	(351,000)	(348,000)	(253,000)
Net deferred tax asset

NOTE 2. INCOME TAX II (Details)	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011
Income Tax Disclosure [Abstract]
Income tax computed at the federal statutory rate	35	35	35	35
Valuation allowance	(35)	(35)	(35)	(35)
Total deferred tax asset	0	0	0	0

NOTE 4. LEASE AND EMPLOYMENT COMMITMENTS AND RELATED PARTY TRANSACTION - Future minimum rental payments under the leases for the next five years: (Details) (USD $)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Notes to Financial Statements
Future minimum rental payment	$ 9,240	$ 10,080	$ 63,380	$ 74,040	$ 74,040

NOTE 6. SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Note 6. Supplemental Cash Flow Information Details
Income taxs	$ 0	$ 0	$ 0	$ 0
Interest	$ 0	$ 0	$ 0	$ 0

NOTE 10. Restated Balance Sheet items as of June 30, 2010 (Details) (USD $)	Jun. 30, 2011	Jun. 30, 2010
Notes to Financial Statements
Deferred revenue original
Deferred revenue restated	19,152	15,149
Customer deposits original
Customer deposits restated	$ 9,845	$ 21,851

NOTE 10. Restated Income Statement items for the year ended June 30, 2010 (Details) (USD $)	12 Months Ended
Jun. 30, 2010
Notes to Financial Statements
Total revenue original	$ 103,668
Total revenue restated	$ 66,668

NOTE 10. Restated Accumulated Deficit as of June 30, 2010 (Details) (USD $)	Jun. 30, 2011	Jun. 30, 2010
Notes to Financial Statements
Balance, June 30	$ (879,390)	$ (94,616)
Adjustment	(9,804,997)	(37,000)
Adjusted balance, June 30	$ (10,684,387)	$ (131,616)

NOTE 10. Restated Balance sheet items as of June 30, 2011 (Details) (USD $)	Jun. 30, 2011	Jun. 30, 2010
Notes to Financial Statements
Customer deposits original
Customer deposits restated	9,845	21,851
Deferred revenue original
Deferred revenue restated	19,152	15,149
Additional paid in capital original	807,686
Additional paid in capital restated	10,583,686
Retained deficit original	(879,390)
Retained deficit restated	$ (10,684,387)

NOTE 10. Restated Income Statement items for the year end June 30, 2011 (Details) (USD $)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Revenue original	$ 1,917,957
Revenue restated	1,925,960
Consulting fee original	163,958
Consulting fee restated	102,457
Stock issued for services rendered original	143,750
Stock issued for services rendered	9,961,251
NET LOSS ORIGINAL	(784,774)
NET LOSS RESTATED	$ (10,552,771)

NOTE 10. Restated Accumulated Deficit as of June 30, 2011 (Details) (USD $)	Jun. 30, 2011	Jun. 30, 2010
Notes to Financial Statements
Balance, June 30	$ (879,390)	$ (94,616)
Adjustment	(9,804,997)	(37,000)
Adjusted balance, June 30	$ (10,684,387)	$ (131,616)